Equity - Additional Information (Detail) - USD ($)					1 Months Ended		12 Months Ended
	Sep. 04, 2023	Feb. 27, 2023	Feb. 24, 2023	Aug. 06, 2021	Mar. 31, 2021	Feb. 28, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Net Proceeds from offering of shares			$ 20,000,000				$ 23,027,787
Proceeds from issuance initial public offering					$ 64,900,000
Number of ordinary shares authorised							1,000,000,000	500,000,000	500,000,000
Warrant price per share							$ 0.01	$ 0.01	$ 0.01
Dividends distribution							$ 0	$ 0	$ 0
Convertible Loan Facility and October / November 2019 Loan Facility | Warrants
Warrants amounting to principal loan amount									$ 825,800
Warrants issued to Purchase ordinary shares.									2,045,355
Warrants to purchase American Depository Shares									81,814
Exercise price									$ 10.1
October / November 2019 Loan Facility | Warrants
Loan facility										$ 2,250,000
Warrants outstanding									0
ATM Sales Agreement [Member] | Jefferies LLC
Net Proceeds from offering of shares							$ 3,000,000
ATM Sales Agreement [Member] | Jefferies LLC | Top of Range [Member]
Aggregate offering value				$ 85,000,000
Purchase Agreement
Warrant price per share			$ 4.4475
Private Placement
Proceeds from issuance of private placement						$ 18,000,000
Proceeds from exercise of warrants		$ 20,000,000
Number of warrants exercisable							0
Pre-funded warrants value		$ 8,262,698
Gain (loss) fair value valuation of warrants							$ 3,464,479
Ordinary Shares
Number of shares issued					86,250,000
Ordinary Shares | ATM Sales Agreement [Member] | Jefferies LLC
Number of shares issued				24,594,360			31,245,250
Ordinary Shares | Purchase Agreement
Number of shares issued		59,957,865	112,359,550
Offering price per share			$ 0.178
Number of additional shares issued		52,401,685
Ordinary Shares | Private Placement
Number of shares issued						25,568,180
Number of shares issued in settlement of pre funded warrants			52,401,685
Fixed consideration of pre-funded warrants			$ 5,240
American Depositary Share
Number of shares issued					3,450,000
American Depositary Share | ATM Sales Agreement [Member] | Jefferies LLC
Number of shares issued				983,774			1,249,810
Net Proceeds from offering of shares				$ 14,100,000
American Depositary Share | Purchase Agreement
Number of shares issued		2,398,315	4,494,382
Offering price per share			$ 4.45
Percentage of share premium			15.00%
Number of additional shares issued		2,096,067
Warrant price per share			$ 4.4475
American Depositary Share | Private Placement
Number of shares issued						1,022,727
Number of warrants exercisable			11,061,823
Additional amount from exercise of warrants			$ 80,000,000
Number of shares issued in settlement of pre funded warrants			2,096,068
Tranche 1A Warrants
Reclassification adjustments from equity instruments to accumulated deficit							$ 1,539,897
Tranche 1A Warrants | Private Placement
Percentage of warrants exercisable until 60 days			50.00%
Pre-funded warrants value		$ 1,539,117
Reclassification adjustments from equity instruments to accumulated deficit	$ 1,539,117
Tranche 1A Warrants | American Depositary Share
Percentage of warrants exercisable until 60 days			50.00%
Warrant exercise price			$ 6.5
Tranche 1B Warrants
Warrant exercise price			$ 6.5
Tranche 1B Warrants | Private Placement
Pre-funded warrants value		$ 1,539,897
Pre funded warrants fair value valued amount							0
Tranche 1B Warrants | American Depositary Share
Discount rate on warrant exercise price			50.00%
Tranche 1B Warrants | American Depositary Share | Private Placement
Discount rate on warrant exercise price		50.00%
Tranche 2A Warrants | Private Placement
Pre-funded warrants value		$ 2,173,285
Tranche 2A Warrants | American Depositary Share | Private Placement
Percentage of warrants exercisable until 60 days			50.00%
Warrant exercise price			$ 8.15
Tranche 2B Warrants
Percentage of warrants exercisable until 60 days			50.00%
Tranche 2B Warrants | Private Placement
Pre-funded warrants value		$ 1,925,283
Pre funded warrants fair value revalued amount							$ 701
Tranche 2B Warrants | American Depositary Share | Private Placement
Discount rate on warrant exercise price		50.00%	50.00%
Tranche 2B Warrants | American Depositary Share | Private Placement | Bottom of Range [Member]
Warrant exercise price			$ 8.15
Pre-funded Warrants | American Depositary Share | Purchase Agreement
Number of shares issued			25